NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2023
Miscellaneous assets [abstract]
Schedule of non-current assets and disposal group classified as held for sale
Non-current assets and disposal group classified as held for sale at December 31, 2023 and December 31, 2022, are detailed below:

	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Current assets
Aircraft	100,658	64,483
Engines and rotables	2,012	21,552
Other assets	—	381
Total	102,670	86,416

Schedule of fleet classified as non-current assets and disposal group
The detail of the fleet classified as non-current assets and disposal group classified as held for sale is as follows:

Aircraft	Model	As of December 31, 2023	As of December 31, 2022
Boeing 767	300F	3	3
Airbus A320	200	7	3
Airbus A319	100	28	28
Total		38	34